Lincoln Financial Center 150 N. Radnor Chester Road Radnor, Pennsylvania 19087

VIA EDGAR

December 16, 2020

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE: Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)

  File Nos.:       811-08090 and 033-70742

Dear Sir or Madam:

On behalf of the above-captioned Registrant, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933 for the LVIP Delaware Diversified Income Fund, LVIP Delaware High Yield Fund, LVIP Delaware Limited-Term Diversified Income Fund, LVIP Delaware REIT Fund, LVIP Delaware SMID Cap Core Fund, LVIP Delaware U.S. Growth Fund, and LVIP Delaware Value Fund that (i) the form of Prospectus and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant’s Post-Effective Amendment No. 211 to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically and effective on December 15, 2020.

If you have any questions concerning the attached filling, please do not hesitate to contact the undersigned at 484.583.8711.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Senior Counsel—Funds Management

cc:    Ron Holinsky, Esq.